3. SECURITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Securities With Losses Under 12 Months | Fair Value
Available-for-sale
Marketable equity securities	$ 0	$ 7
Total	0	7
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		231
Federal National Mortgage Association		199
CMOs:
Private label		48
Total		478
Securities With Losses Under 12 Months | Unrealized
Available-for-sale
Marketable equity securities	0	(3)
Total	0	(3)
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(13)
Federal National Mortgage Association		(1)
CMOs:
Private label		(1)
Total		(15)
Securities With Losses Over 12 Months | Fair Value
Available-for-sale
Marketable equity securities	5	0
Total	5	0
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		499
Federal National Mortgage Association		0
CMOs:
Private label		0
Total		499
Securities With Losses Over 12 Months | Unrealized
Available-for-sale
Marketable equity securities	(2)	0
Total	(2)	0
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(89)
Federal National Mortgage Association		0
CMOs:
Private label		0
Total		(89)
Total | Fair Value
Available-for-sale
Marketable equity securities	5	7
Total	5	7
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		730
Federal National Mortgage Association		199
CMOs:
Private label		48
Total		977
Total | Unrealized
Available-for-sale
Marketable equity securities	(2)	(3)
Total	(2)	(3)
Held-to-maturity: Investment securities: Mortgage-backed securities:
Private Label		(102)
Federal National Mortgage Association		(1)
CMOs:
Private label		(1)
Total		$ (104)